Stock Options (Details) - USD ($)		3 Months Ended		9 Months Ended
	Jan. 06, 2025	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Stock Options [Line Items]
Percentage of issued and outstanding common shares	20.00%
Stock options award granted vest term	10 years
Common shares reserved for issuance period				12 months
Issued and outstanding common shares in total				15.00%
Expected volatility of share price				8 years 4 months 24 days
Share-based compensation expense			$ 14,879	$ 3,264	$ 71,793
Related Party Consultant [Member]
Stock Options [Line Items]
Percentage of issued and outstanding common shares				5.00%
Investors [Member]
Stock Options [Line Items]
Percentage of issued and outstanding common shares				2.00%
Common shares reserved for issuance period				12 months